CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Revenue:
Total revenue	¥ 17,442,248	¥ 14,321,186	¥ 11,255,275
Expenses:
Selling, general and administrative	1,886,530	1,786,614	1,033,402
Total expenses	16,572,330	13,671,998	10,801,628
Operating income	869,918	649,188	453,647
Other income (expense):
Interest expenses	(16,731)	(23,333)	(56,650)
Other, net	6,060	186,007	(9,770)
Total other income (expense), net	(10,671)	162,674	(66,420)
Income before income taxes	859,247	811,862	387,227
Income taxes	322,765	283,479	134,869
Net income	536,482	528,383	252,358
Net loss attributable to the noncontrolling interests	523	370	27,132
Net income attributable to common stockholders	537,005	528,753	279,490
Foreign currency translation gain (loss)	5,384	19,056	(1,062)
Total Comprehensive income	¥ 542,389	¥ 547,809	¥ 278,428
Earnings per share:
Basic (in dollars per share)	¥ 43.39	¥ 43.83	¥ 22.30
Diluted (in dollars per share)	¥ 43.39	¥ 43.83	¥ 22.30
Weighted average shares outstanding:
Basic (in shares)	12,498,900	12,498,900	12,485,000
Diluted (in shares)	12,498,900	12,498,900	12,485,000
Real estate
Revenue:
Total revenue	¥ 17,125,308	¥ 14,108,455	¥ 11,090,778
Expenses:
Cost of sales	14,494,256	11,812,347	9,652,072
Other revenue
Revenue:
Total revenue	316,940	212,731	164,497
Expenses:
Cost of sales	¥ 191,544	¥ 73,037	¥ 116,154